Notes to the consolidated statements of income - Revenue (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue
Revenue from contracts with customers	€ 4,770,449	€ 4,962,511	€ 13,978,619	€ 13,957,017
Revenue from insurance contracts	145,479	109,145	442,701	365,074
Revenue from lease contracts	20,309	24,510	44,411	79,124
Revenue	4,936,237	5,096,166	14,465,731	14,401,215
Health care services
Revenue
Revenue from contracts with customers	3,781,890	3,973,255	11,026,027	11,106,053
Revenue from insurance contracts	145,479	109,145	442,701	365,074
Revenue	3,927,369	4,082,400	11,468,728	11,471,127
Health care products
Revenue
Revenue from contracts with customers	988,559	989,256	2,952,592	2,850,964
Revenue from lease contracts	20,309	24,510	44,411	79,124
Revenue	€ 1,008,868	€ 1,013,766	€ 2,997,003	€ 2,930,088